Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Apr. 27, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Feb. 05, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 477,295			$ 227,332
Credit facilities	848,749			383,031
Long-term notes	$ 1,562,361			$ 547,598
8.75% Notes Due April 1, 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 409.8			$ 409.8
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	8.75%	8.75%				8.75%
8.50% notes due April 1, 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 800.0	$ 800,000		$ 0.0
8.50% notes due April 1, 2030 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	8.50%	8.50%	8.50%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 477,295
Credit facilities	864,736
Long-term notes	1,597,475
Interest on long-term notes	722,732
Financial liabilities	3,662,238
2024 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	477,295
Credit facilities	0
Long-term notes	0
Interest on long-term notes	137,138
Financial liabilities	614,433
2025-2026 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Credit facilities	864,736
Long-term notes	0
Interest on long-term notes	274,276
Financial liabilities	1,139,012
2027-2028 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Credit facilities	0
Long-term notes	541,114
Interest on long-term notes	191,515
Financial liabilities	732,629
2029 and beyond | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Credit facilities	0
Long-term notes	1,056,361
Interest on long-term notes	119,803
Financial liabilities	$ 1,176,164